BUSINESS COMBINATIONS - Minority Interest Purchase Agreement (Dynaflows) (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 26, 2018	Dec. 31, 2018	Dec. 31, 2017	Oct. 22, 2015
Disclosure of detailed information about business combination [line items]
Gain on remeasurement of valuation of call and put option over non-controlling interest		$ 1,611
Dynaflows S.A.
Disclosure of detailed information about business combination [line items]
Value of share options exercised in share-based payment arrangement	$ 1,186
Gain on remeasurement of valuation of call and put option over non-controlling interest		1,611
Gain on exercise of stock			$ 2,797
Financial liabilities, discounted interest rate			3.50%
Derecognition of call option over non-controlling interest		$ 455
Dynaflows S.A. | Major business combination
Disclosure of detailed information about business combination [line items]
Put option contract written, percentage of ownership interest				33.27%